Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000245003
Shareholder Report [Line Items]
Fund Name	GGM Macro Alignment ETF
Trading Symbol	GGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.
Additional Information Phone Number	1-800-966-9991
Additional Information Website	https://regdocs.blugiant.com/ggm-macro-alignment-etf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74% [1]
AssetsNet	$ 17,823,664
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 63,431
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,823,664 Number of Portfolio Holdings5 Advisory Fee $63,431 Portfolio Turnover383%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	19.0%
Equity	80.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Energy Select Sector SPDR Fund	20.9%
State Street Utilities Select Sector SPDR ETF	20.7%
VanEck Gold Miners ETF	19.9%
SPDR Portfolio Long Term Treasury ETF	19.0%
State Street Real Estate Select Sector SPDR Fund	18.9%

Updated Prospectus Web Address	https://regdocs.blugiant.com/ggm-macro-alignment-etf/

[1]	Annualized